ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Expenses	Accrued expenses consisted of:

	December 31,
	2024	2023
Accrued expenses:
Research and development	$342	$93
General and administrative	12	441
Payroll and related	337	736
Total accrued expenses	$691	$1,270